SHARE BASED COMPENSATION - Summary of share options activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Share Options
Outstanding, beginning balance	3,396,797	3,014,352	4,328,375
Granted	1,028,728	1,085,094	682,435
Exercised	(753,936)	(615,746)	(1,898,391)
Forfeited	(235,225)	(86,903)	(98,067)
Outstanding, ending balance	3,436,364	3,396,797	3,014,352	4,328,375
Vested and expected to vest	3,101,633
Exercisable	3,224,733
Weighted Average Exercise Price
Outstanding, beginning balance	$ 1.61	$ 1.70	$ 1.88
Granted	0.10	0.84	0.88
Exercised	0.64	0.72	1.74
Forfeited	0.63	1.49	3.30
Outstanding, ending balance	1.43	$ 1.61	$ 1.70	$ 1.88
Vested and expected to vest	1.46
Exercisable	$ 1.40
Weighted Average Remaining Contractual Years
Outstanding	5 years 11 months 27 days	6 years 5 months 19 days	5 years 9 months 29 days	5 years 10 months 2 days
Vested and expected to vest	5 years 9 months 4 days
Exercisable	5 years 11 months 1 day
Outstanding, Aggregate Intrinsic Value	$ 1,815	$ 15,919	$ 40,031	$ 56,743
Vested and expected to vest, Aggregate Intrinsic Value	1,663
Exercisable, Aggregate Intrinsic Value	$ 2,518